INCOME TAXES - Deferred Tax Assets (Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Deferred income tax assets	$ 124.2	$ 96.2
Deferred income tax liabilities	(867.9)	(1,364.2)
Deferred tax (liability) asset	(743.7)	(1,268.0)	$ (1,131.0)
Disclosure of temporary difference, unused tax losses and unused tax credits [table]
Deferred tax liability (asset)	743.7	$ 1,268.0	$ 1,131.0
Chile
Income Taxes [Abstract]
Deferred tax (liability) asset	2.4
Disclosure of temporary difference, unused tax losses and unused tax credits [table]
Deferred tax liability (asset)	$ (2.4)